Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000015903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000015906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Europe ETF Shares Net Asset Value
Average Annual Return, Percent	23.50%	13.70%		7.80%
C000015904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000015905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000096107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
C000015907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000015910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Pacific ETF Shares Net Asset Value
Average Annual Return, Percent	27.66%	9.55%		7.68%
C000015908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000015909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	24.69%	11.34%		7.93%
C000105302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000043573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000096109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
C000065038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	22.37%	14.50%		11.38%
C000209799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000065039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000074581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	22.53%	9.93%		7.07%
C000209801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000074580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	13.59%	3.49%		2.69%
C000092024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000092026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000015903
Average Annual Return [Line Items]
Average Annual Return, Percent	23.21%	13.51%		7.61%
Without Sales Load [Member] | C000015906
Average Annual Return [Line Items]
Average Annual Return, Percent	23.42%	13.69%		7.78%
Without Sales Load [Member] | C000015904
Average Annual Return [Line Items]
Average Annual Return, Percent	23.40%	13.66%		7.76%
Without Sales Load [Member] | C000015905
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%	13.69%		7.78%
Without Sales Load [Member] | C000096107
Average Annual Return [Line Items]
Average Annual Return, Percent	23.42%	13.70%		7.80%
Without Sales Load [Member] | C000015907
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%	9.47%		7.55%
Without Sales Load [Member] | C000015910
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%	9.64%		7.72%
Without Sales Load [Member] | C000015908
Average Annual Return [Line Items]
Average Annual Return, Percent	28.07%	9.61%		7.70%
Without Sales Load [Member] | C000015909
Average Annual Return [Line Items]
Average Annual Return, Percent	28.05%	9.63%		7.72%
Without Sales Load [Member] | C000043572
Average Annual Return [Line Items]
Average Annual Return, Percent	24.94%	11.36%		7.95%
Without Sales Load [Member] | C000105302
Average Annual Return [Line Items]
Average Annual Return, Percent	24.87%	11.32%		7.91%
Without Sales Load [Member] | C000043573
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%	11.35%		7.94%
Without Sales Load [Member] | C000096109
Average Annual Return [Line Items]
Average Annual Return, Percent	24.95%	11.37%		7.97%
Without Sales Load [Member] | C000065038
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	14.51%		11.38%
Without Sales Load [Member] | C000209799
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%	14.47%	13.04%
Without Sales Load [Member] | C000065039
Average Annual Return [Line Items]
Average Annual Return, Percent	22.31%	14.49%		11.37%
Without Sales Load [Member] | C000074581
Average Annual Return [Line Items]
Average Annual Return, Percent	22.84%	9.93%		7.10%
Without Sales Load [Member] | C000209801
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%	9.83%	8.02%
Without Sales Load [Member] | C000074580
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%	9.88%		7.08%
Without Sales Load [Member] | C000092025
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	3.46%		2.68%
Without Sales Load [Member] | C000092024
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	3.37%		2.64%
Without Sales Load [Member] | C000092026
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	3.37%		2.65%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Average Annual Return, Percent	22.29%	14.61%		11.42%
NACC2 Index: FTSE Global All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Average Annual Return, Percent	22.29%	14.61%	13.12%
NACC2 Index: FTSE Global All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Average Annual Return, Percent	22.29%	14.61%		11.42%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%	9.23%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%		7.86%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.93%	11.18%		7.67%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.93%	11.18%		7.67%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.93%	11.18%		7.67%
NACC2 Index: FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe All Cap Index
Average Annual Return, Percent	23.75%	13.62%		7.70%
NACC2 Index: FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe All Cap Index
Average Annual Return, Percent	23.75%	13.62%		7.70%
NACC2 Index: FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe All Cap Index
Average Annual Return, Percent	23.75%	13.62%		7.70%
NACC2 Index: FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe All Cap Index
Average Annual Return, Percent	23.75%	13.62%		7.70%
NACC2 Index: FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe All Cap Index
Average Annual Return, Percent	23.75%	13.62%		7.70%
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Asia Pacific All Cap Index
Average Annual Return, Percent	27.08%	9.83%		7.67%
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Asia Pacific All Cap Index
Average Annual Return, Percent	27.08%	9.83%		7.67%
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Asia Pacific All Cap Index
Average Annual Return, Percent	27.08%	9.83%		7.67%
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Asia Pacific All Cap Index
Average Annual Return, Percent	27.08%	9.83%		7.67%
NACC2 Index: FTSE All-World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	24.75%	11.49%		7.95%
NACC2 Index: FTSE All-World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	24.75%	11.49%		7.95%
NACC2 Index: FTSE All-World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	24.75%	11.49%		7.95%
NACC2 Index: FTSE All-World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	24.75%	11.49%		7.95%
NACC2 Index: FTSE Global Small-Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Small-Cap ex US Index
Average Annual Return, Percent	22.55%	10.01%		6.97%
NACC2 Index: FTSE Global Small-Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Small-Cap ex US Index
Average Annual Return, Percent	22.55%	10.01%	8.06%
NACC2 Index: FTSE Global Small-Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Small-Cap ex US Index
Average Annual Return, Percent	22.55%	10.01%		6.97%
NACC2 Index: S&P Global ex-U.S. Property Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global ex-U.S. Property Index
Average Annual Return, Percent	12.93%	3.14%		2.28%
NACC2 Index: S&P Global ex-U.S. Property Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global ex-U.S. Property Index
Average Annual Return, Percent	12.93%	3.14%		2.28%
NACC2 Index: S&P Global ex-U.S. Property Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global ex-U.S. Property Index
Average Annual Return, Percent	12.93%	3.14%		2.28%